PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
At cost:
Property and equipment, gross	¥ 16,128,726		¥ 12,897,176
Less: Accumulated depreciation	(2,286,384)		(1,534,368)
Property and equipment net excluding construction in process	13,842,342		11,362,808
Construction in progress	2,447,959		2,632,137
Property and equipment, net	16,290,301	¥ 13,658,226	13,994,945
Buildings
At cost:
Property and equipment, gross	5,429,390		4,382,469
Data center equipment
At cost:
Property and equipment, gross	5,163,391		4,225,963
Leasehold improvement
At cost:
Property and equipment, gross	5,478,565		4,239,601
Furniture and office equipment
At cost:
Property and equipment, gross	53,256		45,057
Vehicles
At cost:
Property and equipment, gross	¥ 4,124		¥ 4,086